Operating Expenses - Summary of General and Administrative Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of General And Administrative Expense [abstract]
Personnel expenses	€ 19,101	€ 19,742	€ 22,613
Fees	12,718	10,347	7,701
Rental	911	584	501
Insurance policies	1,930	1,367	1,853
Communication and travel expenses	1,576	1,599	1,136
Depreciation and amortization	1,720	422	181
Others	3,442	1,776	1,020
Total general and administrative expenses	€ 41,399	€ 35,837	€ 35,005